Segment reporting - Information about reportable segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Vessel revenue	$ 444,209	$ 771,996
Vessel operating costs	(139,339)	(157,392)
Voyage expenses	(17,245)	(8,762)
Depreciation - owned or sale and leaseback vessels	(90,007)	(94,587)
General and administrative expenses	(58,126)	(67,197)
Gain on sales of vessels	0	54,655
Financial expenses	(40,926)	(70,321)
Financial income	9,214	10,118
Share of income from dual fuel tanker joint venture	1,808	2,846
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	20,622	0
Other income and (expenses), net	1,512	156
Equity holders of the parent	131,722	441,512
Reportable segments
Disclosure of operating segments [line items]
Vessel revenue	444,209	771,996
Vessel operating costs	(139,339)	(157,392)
Voyage expenses	(17,245)	(8,762)
Depreciation - owned or sale and leaseback vessels	(90,007)	(94,587)
General and administrative expenses	(5,073)	(5,420)
Gain on sales of vessels		54,655
Financial expenses	0	0
Financial income	0	0
Share of income from dual fuel tanker joint venture	0	0
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	0
Other income and (expenses), net	0	0
Equity holders of the parent	192,545	560,490
Reportable segments | Handymax
Disclosure of operating segments [line items]
Vessel revenue	54,800	78,214
Vessel operating costs	(18,196)	(18,388)
Voyage expenses	(4,067)	(2,259)
Depreciation - owned or sale and leaseback vessels	(10,879)	(9,880)
General and administrative expenses	(721)	(684)
Gain on sales of vessels		0
Financial expenses	0	0
Financial income	0	0
Share of income from dual fuel tanker joint venture	0	0
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	0
Other income and (expenses), net	0	0
Equity holders of the parent	20,937	47,003
Reportable segments | LR2
Disclosure of operating segments [line items]
Vessel revenue	213,340	345,271
Vessel operating costs	(58,222)	(62,233)
Voyage expenses	(9,012)	(4,435)
Depreciation - owned or sale and leaseback vessels	(39,808)	(39,883)
General and administrative expenses	(1,913)	(1,934)
Gain on sales of vessels		0
Financial expenses	0	0
Financial income	0	0
Share of income from dual fuel tanker joint venture	0	0
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	0
Other income and (expenses), net	0	0
Equity holders of the parent	104,385	236,786
Reportable segments | MR
Disclosure of operating segments [line items]
Vessel revenue	176,069	348,511
Vessel operating costs	(62,921)	(76,771)
Voyage expenses	(4,166)	(2,068)
Depreciation - owned or sale and leaseback vessels	(39,320)	(44,824)
General and administrative expenses	(2,439)	(2,802)
Gain on sales of vessels		54,655
Financial expenses	0	0
Financial income	0	0
Share of income from dual fuel tanker joint venture	0	0
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	0
Other income and (expenses), net	0	0
Equity holders of the parent	67,223	276,701
Corporate and eliminations
Disclosure of operating segments [line items]
Vessel revenue	0	0
Vessel operating costs	0	0
Voyage expenses	0	0
Depreciation - owned or sale and leaseback vessels	0	0
General and administrative expenses	(53,053)	(61,777)
Gain on sales of vessels		0
Financial expenses	(40,926)	(70,321)
Financial income	9,214	10,118
Share of income from dual fuel tanker joint venture	1,808	2,846
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	20,622
Other income and (expenses), net	1,512	156
Equity holders of the parent	$ (60,823)	$ (118,978)